UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Orange Capital, LLC
Address: 1370 Avenue of the Americas, 23rd Floor
         New York, New York 10019

Form 13F File Number: 028-12816

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Daniel Lewis
Title:   Managing Member
Phone:   (212) 375-6040


Signature, Place and Date of Signing:

/s/Daniel Lewis                  New York, NY              August 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    6

Form 13F Information Table Value Total:    $1,275,398
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number      Name
----       -------------------       ------------------------------
1.         028-12817                 Orange Capital Master I, Ltd.

                                                 FORM 13F INFORMATION TABLE
                                                     ORANGE CAPITAL, LLC
                                                       June 30, 2012



COLUMN 1                     COLUMN  2        COLUMN 3    COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7     COLUMN 8

                                                          VALUE        SHRS OR    SH/ PUT/   INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP      (X$1000)      PRN AMT    PRN CALL   DISCRETION  MNGRS  SOLE   SHARED  NONE
FOREST CITY ENTERPRISES INC      CL A         345550107      55,056    3,770,988  SH          DEFINED     1    3,770,988
ISHARES TR                   RUSSELL 2000     464287655   1,035,450   13,000,000     PUT      DEFINED     1   13,000,000
NASDAQ OMX GROUP INC              COM         631103108      58,210    2,567,711  SH          DEFINED     1    2,567,711
NYSE EURONEXT                     COM         629491101      44,126    1,725,000  SH          DEFINED     1    1,725,000
SUNCOKE ENERGY INC                COM         86722A103      43,765    2,987,383  SH          DEFINED     1    2,987,383
WYNN RESORTS LTD                  COM         983134107      38,791      373,997  SH          DEFINED     1      373,997



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